Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Feb. 24, 2025 USD ($) shares $ / shares	Feb. 19, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Granting Policies and Practices
The Compensation Committee (or, with respect to our CEO, the Board) typically grants long-term incentive awards to executive officers each February, and the Board meeting date is generally the effective grant date for the awards. The grant date fair value of RSUs and PSUs subject to a performance condition is determined by reference to the average of the high and low prices of a share of Boeing common stock on the grant date. For PPSOs and PSUs subject to a market condition, the grant date fair value is determined using a Monte Carlo simulation model. For stock options, the exercise price is determined by reference to the average of the high and low prices of a share of Boeing common stock on the grant date, with any applicable premium applied (for 2025, 120%). Executive officers who join the company after the annual grant date are generally eligible for their first long-term incentive awards on the next regular annual grant date or upon or shortly after hire.
The Board and the Compensation Committee do not take material nonpublic information into account when determining the grant date, vesting date or other terms and conditions of equity awards, and does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
In accordance with our standard practice, on February 18, 2025, the Compensation Committee approved the grant of PPSOs as part of our long-term incentive program to our NEOs (other than Mr. Ortberg), with a grant date of February 19, 2025 (or, with respect to Mr. Shockey, February 24, which is the date he joined the company). Mr. Ortberg’s award was recommended by the Compensation Committee on February 18, 2025, and approved by the full Board on February 19, 2025. On February 25, 2025, the company filed a Current Report on Form
8-K.
The following table presents information required to be disclosed by SEC rules in connection with these grants.
During 2025, no stock option awards were granted to our NEOs during the period beginning four business days before our filing of a periodic report on Form
10-K
or Form
10-Q,
or the filing or furnishing of a current report on Form
8-K
that disclosed material nonpublic information (other than a current report on Form
8-K
disclosing a material new stock option award under Item 5.02(e) of such Form
8-K),
and ending one business day after the filing or furnishing of such report, except as set forth below.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/sh)	Grant Date Fair Value of the Award ($)
Percentage change in the closing market
price of the securities underlying the award
between the trading day ending immediately
prior to the disclosure of material nonpublic
information and the trading day beginning
immediately following the disclosure of
material nonpublic information

Robert K. Ortberg	2/19/2025	121,023	221.44	9,624,959	(3.8%)
Stephanie F. Pope	2/19/2025	69,156	221.44	5,499,977	(3.8%)
Brett C. Gerry	2/19/2025	31,120	221.44	2,474,974	(3.8%)
Jeffrey S. Shockey	2/24/2025	17,785	215.75	1,374,958	(3.8%)
Brian J. West	2/19/2025	41,493	221.44	3,299,938	(3.8%)

Award Timing Method	The Compensation Committee (or, with respect to our CEO, the Board) typically grants long-term incentive awards to executive officers each February, and the Board meeting date is generally the effective grant date for the awards. The grant date fair value of RSUs and PSUs subject to a performance condition is determined by reference to the average of the high and low prices of a share of Boeing common stock on the grant date. For PPSOs and PSUs subject to a market condition, the grant date fair value is determined using a Monte Carlo simulation model.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false
Robert K. Ortberg [Member]
Awards Close in Time to MNPI Disclosures
Name			Robert K. Ortberg
Underlying Securities | shares			121,023
Exercise Price | $ / shares			$ 221.44
Fair Value as of Grant Date | $			$ 9,624,959
Underlying Security Market Price Change			(3.8)
Stephanie F. Pope [Member]
Awards Close in Time to MNPI Disclosures
Name			Stephanie F. Pope
Underlying Securities | shares			69,156
Exercise Price | $ / shares			$ 221.44
Fair Value as of Grant Date | $			$ 5,499,977
Underlying Security Market Price Change			(3.8)
Brett C. Gerry [Member]
Awards Close in Time to MNPI Disclosures
Name			Brett C. Gerry
Underlying Securities | shares			31,120
Exercise Price | $ / shares			$ 221.44
Fair Value as of Grant Date | $			$ 2,474,974
Underlying Security Market Price Change			(3.8)
Jeffrey S. Shockey [Member]
Awards Close in Time to MNPI Disclosures
Name		Jeffrey S. Shockey
Underlying Securities | shares		17,785
Exercise Price | $ / shares		$ 215.75
Fair Value as of Grant Date | $		$ 1,374,958
Underlying Security Market Price Change		(3.8)
Brian J. West [Member]
Awards Close in Time to MNPI Disclosures
Name			Brian J. West
Underlying Securities | shares			41,493
Exercise Price | $ / shares			$ 221.44
Fair Value as of Grant Date | $			$ 3,299,938
Underlying Security Market Price Change			(3.8)